Summary of Significant Accounting Policies (Revenue Recognition) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Change in Accounting Estimate [Line Items]
Percentage of revenue recognized using the percentage of completion method	31.20%	28.70%	32.10%
Favorable effect of change in accounting estimate on operating income	$ 38.6	$ 22.9	$ 21.4
Unfavorable effect of change in accounting estimate on operating income	35.5	25.9	23.2
Contracts Accounted for under Percentage of Completion
Change in Accounting Estimate [Line Items]
Net effect of change in expense (income) estimates on operating income	$ 3.1	$ 3.0	$ 1.8